Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic Area Information [Line Items]
Revenues	$ 6,280,192	$ 5,054,928	$ 4,770,362
Long-Lived Assets	1,124,461	999,902
United States
Geographic Area Information [Line Items]
Revenues	5,636,929	4,535,262	4,184,206
Long-Lived Assets	931,170	799,665
Canada
Geographic Area Information [Line Items]
Revenues	386,780	301,727	294,040
Long-Lived Assets	175,864	180,518
Latin America and Caribbean
Geographic Area Information [Line Items]
Revenues	256,483	217,939	$ 292,116
Long-Lived Assets	$ 17,427	$ 19,719